Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investment

The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Equity method investments	5,350	5,417
Available-for-sale investments	59,624	30,490
Equity securities with readily determinable fair values	12	1
Total	64,986	35,908

Schedule of Available-for-Sale Investments

The following table summarizes the Company’s available-for-sale investments as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	69,572	-	(9,948)	-	59,624

The following table summarizes the Company’s available-for-sale investments as of March 31, 2026:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	69,572	-	(22,617)	(16,465)	30,490

Schedule of Equity Securities With Readily Determinable Fair Values

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,280)	12

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2026:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,291)	1